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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2009

                 (Please read instructions before preparing form.)

If amended report check here:  [_]

Rex Capital Advisors, LLC
Name of Institutional Investment Manager

50 Park Row West, Suite 113                 Providence        RI      02903
Business Address              (Street)        (City)       (State)    (Zip)

Arthur Duffy   (401)  383 - 5370      Member
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
  Intentional misstatements or ommissions of facts constitute Federal Criminal
                                  Violations.
                  See 18 U.S.C.  1001 and 15 U.S.C.  78ff (a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Providence and State of Rhode Island on the 13th day of November, 2009.

                               Rex Capital Advisors, LLC
                               (Name of Institutional Investment Manager


                               ----------------------------------------
                               (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13f File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                          13 F File No.:
1.
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2.
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3.
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4.
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5.
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6.
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7.
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8.
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9.
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10.
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*     Refers to manager number on attached detail in Item 7.

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AS OF SEPTEMBER 30, 2009  FORM 13F    SEC FILE   REX CAPITAL ADVISORS, LLC

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

                                                                                                                      ITEM 8:
                                                                            ITEM 5:      ITEM 6:                 VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT              --------------------
ITEM 1:                            ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:  (A)      (B)    (C)
NAME OF ISSUER                  TITLE OF CLASS     NUMBER       VALUE       AMOUNT    (A)  (B)  (C)  MANAGERS  SOLE   SHARED   NONE
-----------------------       -----------------  ---------   -----------   ---------  ---  ---  ---  --------  ----   ------  ------
Apple Computer Inc            COMMON STOCK       037833100       319,173       1,722             XX                            1,722

Crystallex Intl Corp          COMMON STOCK       22942F101         3,516      14,065             XX                           14,065

Goldman Sachs Group Inc       COMMON STOCK       38141g104       234,862       1,274             XX                            1,274

Google Inc Cl A               COMMON STOCK       38259p508       259,330         523             XX                              523

Hewlett-Packard Co            COMMON STOCK       428236103       204,230       4,326             XX                            4,326

Intl Business Machines Corp   COMMON STOCK       459200101       225,824       1,888             XX                            1,888

Philip Morris Intl            COMMON STOCK       718172109       238,192       4,887             XX                            4,887

RRI Energy Inc                COMMON STOCK       74971X107        72,464      10,149             XX                           10,149

iShares MSCI                  ETF                464288182       877,905      16,558   XX                                     16,558

iShares MSCI EAFE             ETF                464287465     1,988,282      36,362   XX                                     36,362

iShares Russell 1000 Value    ETF                464287598       277,175       4,995   XX                                      4,995

iShares Russell 2000 Growth   ETF                464287648       412,342       6,303   XX                                      6,303

iShares Russell 2000 Index    ETF                464287655     1,549,689      25,725   XX                                     25,725

iShares Russell 2000 Value    ETF                464287630       411,777       7,297   XX                                      7,297

iShares S&P 500 Value         ETF                464287408     2,128,129      41,573   XX                                     41,573

Market Vectors Russia ETF     ETF                57060U506       538,073      19,390   XX                                     19,390

SPDR Trust Series 1           ETF                78462F103     4,911,396      46,514   XX                                     46,514

Vanguard Total Stock Mkt ETF  ETF                922908769     1,906,115      35,568   XX                                     35,568

AGGREGATE TOTAL                                               16,558,474
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